RIGHT-OF-USE ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
RIGHT-OF-USE ASSETS [abstract]
Schedule of right-of-use assets
	FPSO	Building and structures	Equipment	Pipelines	Leasehold lands	Total
Cost:
At January 1, 2019	7,334	739	274	907	754	10,008
Additions	-	40	576	-	123	739
Disposals and write-offs	-	(38)	-	-	-	(38)
Exchange differences	31	11	14	15	-	71
At December 31, 2019	7,365	752	864	922	877	10,780

Accumulated depreciation, depletion and amortization and impairment:
At January 1, 2019	-	-	-	(152)	(88)	(240)
Depreciation charge for the year	(712)	(169)	(422)	(33)	(23)	(1,359)
Impairment	-	-	-	-	-	-
Disposals and write-offs	-	-	-	-	-	-
Exchange differences	-	-	-	(2)	-	(2)
At December 31, 2019	(712)	(169)	(422)	(187)	(111)	(1,601)

Net book value:
At January 1, 2019	7,334	739	274	755	666	9,768
At December 31, 2019	6,653	583	442	735	766	9,179

Expense relating to short-term leases and other leases with lease terms end within 12 months of the date of initial application of IFRS 16 /HKFRS 16	-	443	-	-	-	443

Variable lease payments not included in the measurement of lease liabilities	280	1	-	-	-	281